RIDGEWORTH FUNDS
Supplement dated October 22, 2010 to the
RidgeWorth Funds Prospectuses dated August 1, 2010
for the
RidgeWorth Aggressive Growth Stock Fund
RidgeWorth Emerging Growth Stock Fund
RidgeWorth International Equity 130/30 Fund
RidgeWorth International Equity Fund
RidgeWorth International Equity Index Fund
RidgeWorth Large Cap Core Equity Fund
RidgeWorth Large Cap Growth Stock Fund
RidgeWorth Large Cap Quantitative Equity Fund
RidgeWorth Large Cap Value Equity Fund
RidgeWorth Mid-Cap Core Equity Fund
RidgeWorth Mid-Cap Value Equity Fund
RidgeWorth Real Estate 130/30 Fund
RidgeWorth Select Large Cap Growth Stock Fund
RidgeWorth Small Cap Growth Stock Fund
RidgeWorth Small Cap Value Equity Fund
RidgeWorth U.S. Equity 130/30 Fund
RidgeWorth Corporate Bond Fund
RidgeWorth High Income Fund
RidgeWorth Intermediate Bond Fund
RidgeWorth Investment Grade Bond Fund
RidgeWorth Limited Duration Fund
RidgeWorth Limited-Term Federal Mortgage Securities Fund
RidgeWorth Seix Floating Rate High Income Fund
RidgeWorth Seix Global Strategy Fund
RidgeWorth Seix High Yield Fund
RidgeWorth Short-Term Bond Fund
RidgeWorth Short-Term U.S. Treasury Securities Fund
RidgeWorth Total Return Bond Fund
RidgeWorth U.S. Government Securities Fund
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Ultra-Short Bond Fund
RidgeWorth Georgia Tax-Exempt Bond Fund
RidgeWorth High Grade Municipal Bond Fund
RidgeWorth Investment Grade Tax-Exempt Bond Fund
RidgeWorth Maryland Municipal Bond Fund
RidgeWorth North Carolina Tax-Exempt Bond Fund
RidgeWorth Virginia Intermediate Municipal Bond Fund
RidgeWorth Aggressive Growth Allocation Strategy
RidgeWorth Conservative Allocation Strategy
RidgeWorth Growth Allocation Strategy
RidgeWorth Moderate Allocation Strategy
(individually the “Fund”, together the “Funds”)
This Supplement supersedes any information to the contrary within the RidgeWorth Funds Allocation Strategies Prospectus (A, C & I Shares), RidgeWorth Funds Fixed Income Funds Prospectus (A, C, R & I Shares) and RidgeWorth Funds Equity Funds Prospectus (A, C & I Shares).
Effective October 25, 2010, shareholders of the Funds’ A, C, and I Shares will no longer be able to exchange those shares into the RidgeWorth Money Market Funds, but may exchange those shares for shares of the State Street Institutional Liquid Reserves Fund, Investment Class. Further, qualifying shares of the State Street Institutional Liquid Reserves Fund, Investment Class may be exchanged for shares of any Fund’s A, C and I Shares. You should read the State Street Liquid Reserves Fund, Investment Class’ prospectus prior to investing in that mutual fund. You can obtain a prospectus for the State Street Liquid Reserve Fund, Investment Class by calling 1-888-784-3863 or by visiting our website at www.ridgeworth.com. The Funds reserve the right to reject any purchase request, including exchanges from any of the Funds or the State Street Institutional Liquid Reserves Fund, Investment Class without notice and regardless of size.

Qualifying exchanges between the Funds’ A and C Shares and the State Street Institutional Liquid Reserves Fund, Investment Class are eligible for exchange into the Funds’ A and/or C Shares without imposition of the applicable front-end and/or contingent deferred sales charge.
If you purchased shares through a financial institution or intermediary, please contact your financial institution or intermediary regarding the availability of this exchange privilege. Please note that shareholders must meet the minimum investment requirements of the Fund and share class into which you are exchanging. Exchanges from one Fund to another are taxable, including exchanges between the Funds and the State Street Institutional Liquid Reserves Fund, Investment Class. For additional information on exchanging your shares, please refer to your Prospectus.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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